Debt, Total Long-Term Debt (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2025	Dec. 31, 2024
Debt [Abstract]
Long term debt	$ 271,623	$ 265,247
Less: Deferred finance fees	(5,731)	(5,989)
Total long term debt net of deferred finance fees	265,892	259,258
Presented [Abstract]
Current portion of long-term debt	16,071	14,202
Long term debt	$ 249,821	245,056
2nd AVIC Facility [Member]
Debt [Abstract]
Vessel(s) financed	M/T Eco West Coast
Long term debt	$ 37,517	38,617
Huarong Facility [Member]
Debt [Abstract]
Vessel(s) financed	M/T Eco Malibu
Long term debt	$ 37,700	38,800
2nd CMBFL Facility [Member]
Debt [Abstract]
Vessel(s) financed	M/T Eco Marina Del Ray
Long term debt	$ 26,000	27,000
1st CMBFL Facility [Member]
Debt [Abstract]
Vessel(s) financed	M/T Julius Caesar and M/T Legio X Equestris
Long term debt	$ 117,822	120,764
1st AVIC Facility [Member]
Debt [Abstract]
Vessel(s) financed	M/T Eco Oceano Ca
Long term debt	$ 38,710	40,066
HSBC Facility [Member]
Debt [Abstract]
Vessel(s) financed	M/Y Para Bellvm
Long term debt	$ 13,874	$ 0